Non-financial Assets and Liabilities - Schedule of Employee Benefit Obligations (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Employee Benefit Obligations [Abstract]
Current Leave obligations		$ 697,907	$ 450,104	$ 399,788
Non- current Leave obligations	[1]
Total Leave obligations	[1]	$ 697,907	$ 450,104	$ 399,788

[1]	Leave obligations